Other Financial Liabilities	12 Months Ended
Dec. 31, 2019
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Other Financial Liabilities
19. Other Financial Liabilities
Other financial liabilities as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Derivatives liabilities	￦	27,328	28,021
Financial guarantee liabilities		50,472	49,806

	￦	77,800	77,827

Non-current
Derivatives liabilities	￦	46,429	17,033
Financial guarantee liabilities		17,733	14,461

	￦	64,162	31,494